Future Minimum Commitments Under our Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 1,613
2014	1,660
2015	418
Total	$ 3,691